Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Cash Flows interim periods unaudited (USD $)	6 Months Ended		12 Months Ended		639 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (963,532)	$ (2,900,698)	$ (6,108,035)	$ (2,376,142)	$ (22,683,941)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	192,076	278,310	407,220	477,278	1,706,036
Loss on disposal of mining property					196,276
Loss (gain) on sale of equipment		(1,991)	(1,991)		2,397
Stock based compensation	16,131	23,554	100,278	123,500	1,706,965
Compensation paid with equipment		1,803	1,803		1,803
Common stock issued for interest					196,110
Amortization of discount on notes payable in gold and associated warrants		49,912	80,396	371,298	780,519
Amortization of discount on convertible debenture for beneficial conversion feature					150,000
Amortization of deferred financing costs					130,000
Gold delivered to satisfy notes payable					(273,974)
Gold delivered in exchange for equipment					(10,966)
Loss on settlement of debt		1,623,489	1,946,684		1,946,684
Accretion of asset retirement obligation	5,286	5,082	10,164		15,450
Change in:
Prepaid expenses	(13,761)	(8,995)	33,090	(65,409)	(97,250)
Related party receivable	(31,759)		(31,759)
Other current assets	(1,586)	19,321	11,470	(41,729)	(80,278)
Accounts payable and accrued liabilities	109,394	281,424	65,020	(10,279)	370,338
Related party payable	3,610	(44,940)	(321,058)	187,895	63,353
Deferred compensation		(171,290)	(171,290)	135,000
Accrued commission payable					277,523
Convertible success award, Walters LITS					88,750
Remediation liability and asset retirement obligation					55,000
Net cash used - operating activities	(684,141)	(845,019)	(3,946,249)	(1,198,588)	(15,490,964)
Cash flows from investing activities:
Receipts attributable to unrecovered promotional, exploratory, and development costs					626,942
Investment in joint venture - Goldrich Nyac Placer, LLC	(1,000)				(1,000)
Proceeds from the sale of equipment				1,500	64,624
Purchases of equipment, and unrecovered promotional and exploratory costs	(55,347)	(26,589)	(88,919)	(708,751)	(2,350,843)
Additions to mining properties and claims - direct costs for claim staking and acquisition			(31,276)	(1,200)	(536,366)
Net cash used - investing activities	(56,347)	(26,589)	(120,195)	(708,451)	(2,196,643)
Cash flows from financing activities:
Proceeds from related party debt					100,000
Payments on related party debt					(100,000)
Proceeds from issuing convertible debenture, net					900,000
Proceeds from issuance of common stock in connection with exercise of options and warrants		255,666	285,666		3,101,498
Proceeds from issuance of common stock and warrants, net of offering costs	346,577	1,981,772	4,794,098	1,762,441	12,985,161
Proceeds from notes payable in gold				625,037	1,785,037
Payments on notes payable in gold			(190,941)		(190,941)
Purchases of gold to satisfy notes payable in gold			(358,641)		(358,641)
Proceeds from issuance of preferred stock					475,000
Payments on capital leases and equipment notes payable	(116,733)	(108,420)	(220,915)	(439,582)	(926,284)
Acquisitions of treasury stock					(8,174)
Net cash provided - financing activities	229,844	2,129,018	4,309,267	1,947,896	17,762,656
Net increase in cash and cash equivalents	(510,645)	1,257,410	242,823	40,857	75,049
Cash and cash equivalents, beginning of period	585,694	342,871	342,871	302,014
Cash and cash equivalents, end of period	75,049	1,600,281	585,694	342,871	75,049
Supplemental disclosures of cash flow information:
Cash paid for interest			46,251	44,471	143,887
Non-cash investing and financing activities:
Mining claims purchased - common stock					43,000
Additions to property, plant and equipment acquired through capital lease and notes payable				1,091,935	1,240,988
Additions to property, plant and equipment paid in gold					10,966
Issuance of options for investment in joint venture	54,300				54,300
Accounts payable satisfied with equipment		10,000	10,000		10,000
Related party liability converted to common stock					301,086
Issuance of warrants for deferred financing costs of convertible debenture					30,000
Issuance of common stock upon conversion of convertible debenture					1,000,000
Issuance of common stock upon conversion of preferred shares		250,000	250,000	25,000	300,000
Issuance of common stock upon conversion of notes payable in gold		3,032,513	3,458,794		3,458,794
Issuance of common stock for finders' fees		14,350	149,640		149,640
Warrants issued with notes payable in gold				67,004	109,228
Notes payable satisfied with gold			358,641		632,615
Capital lease satisfied with equipment notes payable				335,190	335,190
Dividend payable on preferred stock		$ 22,083	$ 22,083		$ 22,083